INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998

                               Two World Trade Center, New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of InterCapital Quality Municipal Income Trust (IQI) for the period ended April 30, 1998.

Since last fall domestic economic growth has been tempered by the deflationary impact of the Asian financial crisis. U.S. employment conditions strengthened and the unemployment rate declined to its lowest level since 1970. Inflation remained subdued despite the robust economy. In part this was the result of productivity gains and the lower costs of oil and other imports. Foreign currency turmoil strengthened the value of the U.S. dollar and created demand for U.S. Treasury securities. Municipal bonds followed the trend of Treasuries and yields declined to levels last seen 20 years ago. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

MUNICIPAL MARKET CONDITIONS

Long-term insured index yields ended April 1998 at 5.35 percent after reaching a low of 5.15 percent in December and January. Over the past 12 months the insured index yield has declined from 5.75 percent.

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                                 [LINE CHART]

                   MMD 30 YEAR AAA INSURED AND TREASURY YIELD

DATE                AAA INS                  TSY                 % RELATIONSHIP
----                -------                  ---                 --------------
12/31/93             5.40%                   6.34%                   85.17%
01/31/94             5.40                    6.24                    86.54%
02/28/94             5.80                    6.66                    87.09%
03/31/94             6.40                    7.09                    90.27%
04/29/94             6.35                    7.32                    86.75%
05/31/94             6.25                    7.43                    84.12%
06/30/94             6.50                    7.61                    85.41%
07/29/94             6.25                    7.39                    84.57%
08/31/94             6.30                    7.45                    84.56%
09/30/94             6.55                    7.81                    83.87%
10/31/94             6.75                    7.96                    84.80%
11/30/94             7.00                    8.00                    87.50%
12/30/94             6.75                    7.88                    85.66%
01/31/95             6.40                    7.70                    83.12%
02/28/95             6.15                    7.44                    82.66%
03/31/95             6.15                    7.43                    82.77%
04/28/95             6.20                    7.34                    84.47%
05/31/95             5.80                    6.66                    87.09%
06/30/95             6.10                    6.62                    92.15%
07/31/95             6.10                    6.86                    88.92%
08/31/95             6.00                    6.66                    90.09%
09/29/95             5.95                    6.48                    91.82%
10/31/95             5.75                    6.33                    90.84%
11/30/95             5.50                    6.14                    89.58%
12/29/95             5.35                    5.94                    90.07%
01/31/96             5.40                    6.03                    89.55%
02/29/96             5.60                    6.46                    86.69%
03/29/96             5.85                    6.66                    87.84%
04/30/96             5.95                    6.89                    86.36%
05/31/96             6.05                    6.99                    86.55%
06/28/96             5.90                    6.89                    85.63%
07/31/96             5.85                    6.97                    83.93%
08/30/96             5.90                    7.11                    82.98%
09/30/96             5.70                    6.93                    82.25%
10/31/96             5.65                    6.64                    85.09%
11/29/96             5.50                    6.35                    86.61%
12/31/96             5.60                    6.63                    84.46%
01/31/97             5.70                    6.79                    83.95%
02/28/97             5.65                    6.80                    83.09%
03/31/97             5.90                    7.10                    83.10%
04/30/97             5.75                    6.94                    82.85%
05/30/97             5.65                    6.91                    81.77%
06/30/97             5.60                    6.78                    82.60%
07/30/97             5.30                    6.30                    84.13%
08/31/97             5.50                    6.61                    83.21%
09/30/97             5.40                    6.40                    84.38%
10/31/97             5.35                    6.15                    86.99%
11/30/97             5.30                    6.05                    87.60%
12/31/97             5.15                    5.92                    86.99%
01/31/98             5.15                    5.80                    88.79%
02/28/98             5.20                    5.92                    87.84%
03/31/98             5.25                    5.93                    88.53%
04/30/98             5.35                    5.95                    89.92%

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998, continued

The yield on one-year notes was 3.75 percent at the end of April 1998. Thus, the yield pickup for extending maturities from 1 to 30 years was 160 basis points.

The overall decline in interest rates led to an increase in new-issue municipal volume. In contrast, the U.S. Treasury's borrowing needs declined with the reduction in the deficit. Under these conditions, the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from 87 percent in October to almost 90 percent in April. A year ago the ratio was a relatively rich 83 percent. A rising ratio means that municipals have underperformed Treasuries but have become relatively more attractive.

Total municipal volume increased 20 percent in 1997. New-issue supply totaled $220 billion last year, with half the underwritings enhanced with bond insurance. Refundings represented one-quarter of total new issues. For the year-to-date, municipal underwriting is up 60 percent with refunding issues comprising one-third of the total.

PERFORMANCE

During the six-month period ended April 30, 1998, the Trust's net asset value
(NAV) moved from $15.91 to $15.92. Based on this NAV change plus reinvestment of tax-free dividends of $0.46 per share and taxable capital gains distributions of $0.03 per share, the Trust's total NAV return was 3.32 percent. IQI's price on the New York Stock Exchange declined from $14.875 to $14.75 per share. Based on this change in market price plus reinvestment of dividends and distributions, the Trust's total market return was 2.38 percent. On April 30, 1998, IQI was trading at a 7.35 percent discount to NAV. This means that the market price of the common stock was lower than the NAV.

Monthly dividends for the second quarter of 1998 were declared in March and remained unchanged at $0.0775 per share. The level of undistributed net investment income increased from $0.064 to $0.073 per share over the past six months.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended April 30, 1998, IQI purchased and retired 92,000 shares of common stock at a weighted average market discount of 5.67 percent. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding Auction Rate Preferred Shares (ARPS), including their purchase in the open market or in privately negotiated transactions.

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998, continued


    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]


LARGEST SECTORS as of April 30, 1998
(% of Net Assets)

Refunded                 22%
Mortgage                 14%
Transportation           13%
Hospital                  9%
Electric                  8%
IDR/PCR*                  8%
General Obligation        8%
All Other                18%

*Industrial Development/Pollution Control Revenue.
Portfolio Structure is subject to change.


CREDIT RATINGS as of April 30, 1998
(% of Total Long-Term Portfolio)

Aaa or AAA               40%
Aa or AA                 28%
A or A                   28%
Baa or BBB                4%

As measured by Moody's Investors Service Inc.
or Standard & Poor's Corp.

Portfolio Structure is subject to change.


-------------------------------------------------------------------------------
CALL STRUCTURE                                       Weighted Average
(% of Total Long-Term Portfolio)                     Call Protection: 4 Years

  Year          Percent
Callable        Callable

  1998             0%
  1999             2%
  2000             1%
  2001            12%
  2002            64%
  2003            16%
  2004             0%
  2005             1%
  2006             0%
  2007             1%
  2008             0%
  2009+            3%

Portfolio structure is subject to change.
-------------------------------------------------------------------------------

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998, continued


PORTFOLIO STRUCTURE

The Trust remained fully invested in long-term municipal bonds during the period. Investments were diversified among 13 long-term sectors and 66 credits. As illustrated in the accompanying chart, refunded bonds that will be called within 10 years comprised 22 percent of net assets. IQI's weighted average maturity was 18 years. The distribution of call dates in the portfolio produced 4 years of weighted average call protection. Throughout the fiscal period, high credit quality was maintained, with 68 percent of its long-term holdings rated double or triple "A."

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first is the amount of ARPS outstanding, the second the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates.

During the six-month period, ARPS leverage contributed approximately $0.06 per share to common share earnings. Weekly ARPS yields ranged between 3.30 and 5.00 percent. IQI's five ARPS series totaled $208 million and represented 28 percent of net assets.

LOOKING AHEAD

The economic fundamentals are in place for another year of solid, albeit less spectacular, domestic growth in 1998. Events in Asia have strengthened the U.S. dollar and contributed to lower interest rates. The Asian financial crisis seems likely to moderate U.S. economic growth and inflationary pressures. While this outlook is favorable for municipal bonds it is possible that the Federal Reserve Board may begin to tighten monetary policy if capacity and labor constraints cause cost pressures to mount.

We appreciate your ongoing support of InterCapital Quality Municipal Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (98.0%)
            General Obligation (7.7%)
  $ 7,500   District of Columbia, 1992 Ser B (MBIA) .........................  6.30 %   06/01/12   $ 8,123,475
            Hawaii,
    5,000    1992 Ser BZ ....................................................  6.00     10/01/10     5,497,150
    8,000    1992 Ser BZ ....................................................  6.00     10/01/11     8,791,360
    4,000   Cook County, Illinois, Ser 1992 C (FGIC) ........................  6.00     11/15/09     4,436,480
            New York City, New York,
      310    1993 Ser B .....................................................  7.00     10/01/11       340,364
      110    1993 Ser B .....................................................  7.00     10/01/13       120,543
      320    1993 Ser B .....................................................  7.00     10/01/14       351,344
    1,150    1993 Ser B .....................................................  6.75     10/01/15     1,249,878
    2,400    1992 Ser B .....................................................  7.00     02/01/20     2,604,936
   10,000   San Antonio, Texas, Refg Ser 1992  ..............................  5.75     08/01/13    10,403,600
   15,000   Washington, Ser 1993 A  .........................................  5.75     10/01/17    15,543,900
-----------                                                                                       --------------
   53,790                                                                                           57,463,030
-----------                                                                                       --------------
            Educational Facilities Revenue (1.2%)
    2,500   University of Illinois, Auxiliary Ser 1991  .....................  5.75     04/01/22     2,571,975
            Scranton-Lackawanna Health & Welfare Authority, Pennsylvania,
    3,000    University of Scranton 1992 Ser A ..............................  6.40     03/01/07     3,205,230
    3,300    University of Scranton 1992 Ser A ..............................  6.50     03/01/13     3,520,407
-----------                                                                                       --------------
    8,800                                                                                            9,297,612
-----------                                                                                       --------------
            Electric Revenue (7.8%)
    9,500   Orlando Utilities Commission, Florida, Ser 1991 A  ..............  5.50     10/01/26     9,531,730
   10,000   Municipal Electric Authority of Georgia, Power 1992 Ser B
             (Secondary MBIA) ...............................................  6.375    01/01/16    10,855,100
    5,000   Hastings, Nebraska, Refg Ser 1992 ...............................  6.30     01/01/19     5,327,300
   10,000   Hamilton!, Ohio, Refg 1992 Ser A (FGIC) .........................  6.00     10/15/23    10,617,400
            Grant County Public Utility District #2, Washington,
    8,220    Priest Rapids Hydro Second Ser 1992 A  .........................  5.00     01/01/23     7,806,287
    8,000    Wanapum Hydro Second Ser 1992 A ................................  6.375    01/01/23     8,472,480
    5,000    Wanapum Hydro Second Ser 1992 B (AMT) ..........................  6.75     01/01/23     5,360,800
-----------                                                                                       --------------
   55,720                                                                                           57,971,097
-----------                                                                                       --------------
            Hospital Revenue (9.1%)
    5,000   Birmingham-Carraway Special Care Facilities Financing Authority,
             Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) .....  5.875    08/15/15     5,236,350
    2,500   Fulco Hospital Authority, Georgia, Catholic Health East Ser 1998
             A (MBIA) .......................................................  4.875    11/15/18     2,350,050
    9,250   Massachusetts Health & Educational Facilities Authority,
             Massachusetts General Hospital Ser F (AMBAC) ...................  6.00     07/01/15     9,721,288
   10,000   Missouri Health & Education Facilities Authority, Health Midwest
             Ser 1992 B (MBIA) ..............................................  6.25     02/15/22    10,699,400

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       5

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
   $10,000  New York State Medical Care Facilities Finance Agency, The Mount
             Sinai Hospital-FHA Insured Mortgage 1992 Ser C .................  5.75 %   08/15/19    $10,183,700
     4,500  Cuyahoga County, Ohio, Cleveland Clinic Foundation Refg Ser 1992   5.50     11/15/11      4,614,030
    10,000  Allegheny County Hospital Development Authority, Pennsylvania,
             Presbyterian University Health Ser 1992 A (MBIA) ...............  6.25     11/01/23     10,605,800
     5,000  Dauphin County General Authority, Pennsylvania, HAPSO Group Inc/
             The Western Pennsylvania Hospital Refg 1992 Ser A (MBIA) .......  6.25     07/01/16      5,372,350
     3,000  Philadelphia Hospitals & Higher Education Facilities Authority,
             Pennsylvania, Chestnut Hill Hospital Ser of 1992 ...............  6.375    11/15/11      3,211,080
     5,000  South Dakota Health & Educational Facilities Authority, Queen of
             Peace Hospital Ser 1992 (MBIA) .................................  6.70     07/01/17      5,436,750
-----------                                                                                       --------------
    64,250                                                                                           67,430,798
-----------                                                                                       --------------
            Industrial Development/Pollution Control Revenue (7.9%)
     6,000  California Pollution Control Financing Authority, Keller Cannon
             Landfill Co/ Browning-Ferris Industries Inc Ser 1992 (AMT) .....  6.875    11/01/27      6,547,200
     5,000  Citrus County, Florida, Florida Power Corp Refg Ser 1992 B ......  6.35     02/01/22      5,380,200
     3,500  St Lucie County, Florida, Florida Power & Light Co Ser 1991
             (AMT)  .........................................................  7.15     02/01/23      3,787,840
     5,000  Washoe County, Nevada, Sierra Pacific Power Co Ser 1987
             (AMT)(MBIA)  ...................................................  6.65     06/01/17      5,433,150
    15,000  Berkeley County, South Carolina, South Carolina Electric & Gas
             Co Ser 1984 ....................................................  6.50     10/01/14     16,218,300
    10,000  Brazos River Authority, Texas, Houston Lighting & Power Co Ser
             1992 B (MBIA)  .................................................  6.375    04/01/12     10,834,300
    10,000  Mason County, West Virginia, Appalachian Power Co Ser J .........  6.60     10/01/22     10,725,800
-----------                                                                                       --------------
    54,500                                                                                           58,926,790
-----------                                                                                       --------------
            Mortgage Revenue-Multi-Family (5.9%)
     7,000  Illinois Housing Development Authority, Ser I ...................  6.625    09/01/12      7,418,530
    18,405  Michigan Housing Development Authority, Rental 1992 Ser A
             (Bifurcated FSA) ...............................................  6.50     04/01/23     19,459,054
            Missouri Housing Development Commission,
     7,155   Federally Insured Mortgage Loans Refg Ser 11/15/92 .............  6.50     07/01/16      7,394,907
     9,130   Federally Insured Mortgage Loans Refg Ser 11/15/92 .............  6.60     07/01/24      9,442,885
-----------                                                                                       --------------
    41,690                                                                                           43,715,376
-----------                                                                                       --------------
            Mortgage Revenue-Single Family (7.9%)
    16,915  Connecticut Housing Finance Authority, 1992 Ser B ...............  6.70     11/15/12     18,247,056
     6,990  Georgia Housing & Finance Authority, Home Ownership 1992 Ser C ..  6.50     12/01/11      7,395,140
     1,255  Idaho Housing Agency, 1992 Ser E (AMT) ..........................  6.75     07/01/12      1,333,387
            Minnesota Housing Finance Agency,
     3,115   Ser 1992 D-1 ...................................................  6.50     01/01/17      3,295,545
     6,755   Ser 1992 CD-1 (AMT) ............................................  6.75     07/01/23      7,124,161
    20,360  Virginia Housing Development Authority, 1992 Ser B SubSer B-2
             (AMT)  .........................................................  6.80     07/01/21     21,379,629
-----------                                                                                       --------------
    55,390                                                                                           58,774,918
-----------                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       6

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (2.6%)
   $6,265   University of Michigan, Medical Service Plan Ser 1991 ...........  6.50 %   12/01/21   $ 6,758,369
   11,250   Minneapolis & Saint Paul Housing & Redevelopment Authority,
             Minnesota, Group Health Plan Inc Ser 1992 ......................  6.90     10/15/22    12,285,450
-----------                                                                                       --------------
   17,515                                                                                           19,043,819
-----------                                                                                       --------------
            Public Facilities Revenue (5.9%)
    9,800   Orlando, Florida, Cap Impr Refg Ser 1992 ........................  6.00     10/01/22    10,326,652
   10,000   Atlanta Downtown Development Authority, Georgia, Underground
             Atlanta Refg Ser 1992 ..........................................  6.25     10/01/16    10,782,800
    5,000   Illinois, Civic Center Ser 1990 A (AMBAC) .......................  6.00     12/15/15     5,097,850
    7,370   Indianapolis Local Public Improvement Bond Bank, Indiana, Ser
             1992 D  ........................................................  6.75     02/01/20     8,121,003
    8,550   Maine Municipal Bond Bank, 1992 Ser E ...........................  6.25     11/01/12     9,364,559
-----------                                                                                       --------------
   40,720                                                                                           43,692,864
-----------                                                                                       --------------
            Resource Recovery Revenue (2.0%)
   13,580   Broward County, Florida, Broward Waste Energy Co North Ser 1984 .  7.95     12/01/08    14,642,771
-----------                                                                                       --------------
            Transportation Facilities Revenue (12.5%)
            Dade County, Florida,
    3,000    Aviation 1992 Ser B (AMT)(MBIA) ................................  6.55     10/01/13     3,254,100
    5,000    Aviation 1992 Ser B (AMT)(MBIA) ................................  6.60     10/01/22     5,433,350
   13,000   Chicago, Illinois, Chicago -O'Hare Int'l Terminal Ser 1992 (AMT)
             (MBIA)  ........................................................  6.75     01/01/12    13,969,800
   20,000   Illinois Toll Highway Authority, Priority 1992 Ser A ............  6.375    01/01/15    21,500,600
    5,000   Massachusetts Turnpike Authority, Metropolitan Highway 1997 Ser
             A (MBIA) .......................................................  5.00     01/01/37     4,691,800
   15,000   St Louis, Missouri, Lambert-St Louis Int'l Airport Ser 1992
             (AMT)(FGIC) ....................................................  6.00     07/01/08    15,912,000
   20,000   Clark County, Nevada, Las Vegas-McCaran Int'l Airport Passenger
             Facility Charge 1992 Ser B (AMT) ...............................  6.25     07/01/22    21,122,400
    6,000   Puerto Rico Highway & Transportation Authority, Refg Ser V ......  6.625    07/01/12     6,554,100
-----------                                                                                       --------------
   87,000                                                                                           92,438,150
-----------                                                                                       --------------
            Water & Sewer Revenue (5.9%)
   10,000   Massachusetts Water Resources Authority, 1992 Ser B .............  5.50     11/01/15    10,086,900
   20,000   New York City Municipal Water Finance Authority, New York, Ser
             1993 A  ........................................................  6.00     06/15/17    21,057,000
    7,510   Houston, Texas, Water & Sewer Jr Lien Refg Ser 1991 C (AMBAC) ...  6.375    12/01/17     8,047,491
    3,895   Fairfax County Water Authority, Virginia, Refg Ser 1992 .........  6.00     04/01/22     4,205,899
-----------                                                                                       --------------
   41,405                                                                                           43,397,290
-----------                                                                                       --------------
            Refunded (21.6%)
    7,500   Alaska Housing Finance Corporation, Gen Hsg 1992 Ser A ..........  6.60     12/01/02+    8,262,150
   10,000   Central Coast Water Authority, California, Ser 1992 (AMBAC) .....  6.50     10/01/02+   11,057,100
    3,000   Colorado Health Facilities Authority, Sisters of Charity Health
             Care Systems Inc Ser 1992 A (AMBAC) ............................  6.00     05/15/03+    3,214,860
   20,000   Jefferson County School District #R-1, Colorado, Ser 1992
             (AMBAC)  .......................................................  6.00     12/15/02+   21,558,800
   10,000   District of Columbia, Howard University Refg Ser 1992 A .........  6.75     10/01/02+   11,088,400

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       7

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
  $  6,000  Tampa, Florida, Allegany Health/St Joseph's Hospital Ser 1991
             (MBIA)  ........................................................  6.00 %   12/01/01+  $  6,448,800
    10,000  Massachusetts Water Resources Authority, 1990 Ser A .............  6.50     12/01/01+    10,919,600
            Washoe County School District, Nevada,
     4,730   Ser 10/01/92 A (AMBAC) .........................................  6.25     10/01/02+     5,127,698
     7,000   Ser 10/01/92 A (AMBAC) .........................................  6.25     10/01/02+     7,588,560
            New York City, New York,
     5,190   1993 Ser B .....................................................  7.00     10/01/02+     5,789,497
     1,990   1993 Ser B .....................................................  7.00     10/01/02+     2,219,865
     2,980   1993 Ser B .....................................................  7.00     10/01/02+     3,324,220
     3,850   1993 Ser B .....................................................  6.75     10/01/02+     4,259,717
    12,000  New York Local Government Assistance Corporation, Ser 1991 C ....  7.00     04/01/01+    13,122,720
     5,000  Puerto Rico Highway & Transportation Authority, Ser T ...........  6.625    07/01/02+     5,503,850
    20,000  Piedmont Municipal Power Agency, South Carolina, Refg 1992 Ser  .  6.375    01/01/03+    21,922,400
     2,105  Fairfax County Water Authority, Virginia, Reg Ser 1992 ..........  6.00     04/01/07+     2,348,233
    15,000  Fredericksburg Industrial Development Authority, Virginia, MWH
             Medicorp Ser 1991 A & B (FGIC) .................................  6.60     08/15/01+    16,308,750
-----------                                                                                       --------------
   146,345                                                                                          160,065,220
-----------                                                                                       --------------
   680,705  TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $663,835,206) ......................  726,859,735
-----------                                                                                       --------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (0.5%)
     1,200  Massachusetts Health & Educational Facilities Authority, Capital
             Asset Program Ser D (MBIA)(Demand 05/01/98) ....................  4.15 *   01/01/35      1,200,000
     2,300  Harris County Health Facilities Development Corporation, Texas,
             Methodist Hospital Ser 1994 (Demand 05/01/98) ..................  4.25 *   12/01/25      2,300,000
-----------                                                                                       --------------
     3,500  TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $3,500,000) .........................................................    3,500,000
-----------                                                                                       --------------
  $684,205  TOTAL INVESTMENTS (Identified Cost $667,335,206)(a) ......................      98.5%   730,359,735
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................       1.5     11,086,492
                                                                                      ----------- --------------
            NET ASSETS ...............................................................     100.0%  $741,446,227
                                                                                      =========== ==============

--------------
AMT          Alternative Minimum Tax.
+            Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $63,103,404 and the aggregate gross unrealized depreciation is $78,875, resulting in net unrealized appreciation of $63,024,529.

Bond Insurance:

AMBAC        AMBAC Indemnity Corporation.
Connie Lee   Connie Lee Insurance Company.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

-----------------------------------------------------------------------------
                       GEOGRAPHIC SUMMARY OF INVESTMENTS
               Based on Market Value as a Percent of Net Assets
                                April 30, 1998

Alabama                 0.7%
Alaska                  1.1
California              2.4
Colorado                3.3
Connecticut             2.5
District of Columbia    2.6
Florida                 7.9
Georgia                 4.2
Hawaii                  1.9
Idaho                   0.2
Illinois                7.4%
Indiana                 1.1
Maine                   1.3
Massachusetts           4.9
Michigan                3.5
Minnesota               3.1
Missouri                5.9
Nebraska                0.7
Nevada                  5.3
New York                8.8
Ohio                    2.1%
Puerto Rico             1.6
Pennsylvania            3.5
South Carolina          5.1
South Dakota            0.7
Texas                   4.3
Virginia                6.0
Washington              5.0
West Virginia           1.4
                      ------
Total                  98.5%
                      ======

-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $667,335,206)..........................................    $730,359,735
Cash.....................................................................          87,374
Interest receivable......................................................      11,656,116
Prepaid expenses ........................................................         300,510
                                                                             ------------
  TOTAL ASSETS ..........................................................     742,403,735
                                                                             ------------
LIABILITIES:
Payable for:
  Dividends to preferred shareholders....................................         537,137
  Investment management fee..............................................         243,768
  Common shares of beneficial interest repurchased.......................          66,229
Accrued expenses ........................................................         110,374
                                                                             ------------
  TOTAL LIABILITIES .....................................................         957,508
                                                                             ------------
  NET ASSETS ............................................................    $741,446,227
                                                                             ============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized of
 non-participating $.01 par value, 4,160 shares outstanding)  ...........    $208,000,000
                                                                             ------------
Common shares of beneficial interest (unlimited shares authorized of
 $.01 par value, 33,510,513 shares outstanding)..........................     468,094,654
Net unrealized appreciation .............................................      63,024,529
Accumulated undistributed net investment income..........................       2,430,023
Net realized loss........................................................        (102,979)
                                                                             ------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ..........................     533,446,227
                                                                             ------------
  TOTAL NET ASSETS ......................................................    $741,446,227
                                                                             ============
NET ASSET VALUE PER COMMON SHARE
 ($533,446,227 divided by 33,510,513 common shares outstanding) .........    $      15.92
                                                                             ============

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the six months ended April 30, 1998 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ........................    $21,666,784
                                            -----------
EXPENSES
Investment management fee...............      1,298,307
Auction commission fees.................        348,857
Transfer agent fees and expenses .......         96,652
Professional fees.......................         52,926
Shareholder reports and notices.........         26,951
Auction agent fees......................         20,167
Registration fees.......................         16,895
Custodian fees..........................         15,067
Trustees' fees and expenses.............          9,371
Other...................................         23,218
                                            -----------
  TOTAL EXPENSES .......................      1,908,411
Less: expense offset ...................        (15,021)
                                            -----------
  NET EXPENSES .........................      1,893,390
                                            -----------
  NET INVESTMENT INCOME ................     19,773,394
                                            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS):
Net realized loss.......................       (102,939)
Net change in unrealized appreciation ..      1,137,663
                                            -----------
  NET GAIN..............................      1,034,724
                                            -----------
NET INCREASE ...........................    $20,808,118
                                            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX     FOR THE YEAR
                                                         MONTHS ENDED        ENDED
                                                        APRIL 30, 1998  OCTOBER 31, 1997
----------------------------------------------------------------------------------------
                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................  $ 19,773,394     $ 40,320,782
Net realized gain (loss)...............................      (102,939)         998,600
Net change in unrealized appreciation..................     1,137,663       16,110,421
                                                         ------------     ------------
  NET INCREASE ........................................    20,808,118       57,429,803
                                                         ------------     ------------
Dividends to preferred shareholders from net
 investment income.....................................    (3,874,580)      (7,700,761)
                                                         ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
FROM:
Net investment income .................................   (15,608,807)     (33,266,944)
Net realized gain .....................................      (998,640)      (1,064,923)
                                                         ------------     ------------
  TOTAL ...............................................   (16,607,447)     (34,331,867)
                                                         ------------     ------------
Decrease from transactions in common shares of
 beneficial interest...................................    (1,383,822)      (7,692,332)
                                                         ------------     ------------
  NET INCREASE (DECREASE)..............................    (1,057,731)       7,704,843

NET ASSETS:
Beginning of period....................................   742,503,958      734,799,115
                                                         ------------     ------------
  END OF PERIOD
  (Including undistributed net investment income of
  $2,430,023 and $2,140,016, respectively).............  $741,446,227     $742,503,958
                                                         ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited)


1.  ORGANIZATION AND ACCOUNTING POLICIES

InterCapital Quality Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on September 29, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued


income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1998 aggregated $3,653,087 and $5,820,000, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 1998, the Trust had transfer agent fees and expenses payable of approximately $4,200.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,293. At April 30, 1998, the Trust had an accrued pension liability of $34,253 which is included in accrued expenses in the Statement of Assets and Liabilities.

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued


4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                      AMOUNT IN                RESET        RANGE OF
 SERIES    SHARES*    THOUSANDS*    RATE*       DATE    DIVIDEND RATES**
 ------    -------    ----------    -----       ----    ----------------
    1       1,120      $56,000      3.845%    09/09/98       3.845%
    2         400       20,000      3.63      05/07/98     3.63-3.70
    3       1,120       56,000      3.85      07/02/98        3.85
    4       1,120       56,000      3.65      01/07/99     3.65-3.80
    5         400       20,000      3.90      05/01/98     3.30-5.00

------------
*   As of April 30, 1998.
**  For the six months ended April 30, 1998.

Subsequent to April 30, 1998 and up through June 5, 1998, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 3.63% to 3.99% in the aggregate amount of $1,271,508.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                                        CAPITAL
                                                                                                        PAID IN
                                                                                                       EXCESS OF
                                                                             SHARES      PAR VALUE     PAR VALUE
                                                                             ------      ---------     ---------
Balance, October 31, 1996 ...............................................  34,126,413    $341,264    $476,829,942
Treasury shares purchased and retired (weighted average discount 5.10%)*     (523,900)     (5,239)     (7,687,491)
                                                                           ----------    --------    ------------
Balance, October 31, 1997 ...............................................  33,602,513     336,025     469,142,451
Treasury shares purchased and retired (weighted average discount
 5.67%)*.................................................................     (92,000)       (920)     (1,382,902)
                                                                           ----------    --------    ------------
Balance, April 30, 1998 .................................................  33,510,513    $335,105    $467,759,549
                                                                           ==========    ========    ============

------------
* The Trustees have voted to retire the shares purchased.

6. DIVIDENDS TO COMMON SHAREHOLDERS

On March 24, 1998, the Trust declared the following dividends from net investment income:

    AMOUNT          RECORD           PAYABLE
   PER SHARE         DATE              DATE
   ---------         ----              ----
    $0.0775       May 8, 1998      May 22, 1998
    $0.0775      June 5, 1998     June 19, 1998

INTERCAPITAL QUALITY MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                       FOR THE SIX           FOR THE YEAR ENDED OCTOBER 31*
                                                       MONTHS ENDED
                                                     APRIL 30, 1998*     1997        1996       1995        1994       1993
-----------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $15.91       $ 15.44     $ 15.33     $13.62     $ 16.34     $ 13.88
                                                          ------       -------     -------     ------     -------    --------
Net investment income...............................        0.59          1.20        1.19       1.18        1.24        1.22
Net realized and unrealized gain (loss).............        0.03          0.51        0.13       1.66       (2.73)       2.50
                                                          ------       -------     -------     ------     -------    --------
Total from investment operations....................        0.62          1.71        1.32       2.84       (1.49)       3.72
                                                          ------       -------     -------     ------     -------    --------
Less dividends and distributions from:
 Net investment income..............................       (0.46)        (0.99)      (0.99)     (0.99)      (1.04)      (0.91)
 Common share equivalent of dividends paid to
  preferred shareholders............................       (0.12)        (0.23)      (0.22)     (0.22)      (0.22)      (0.21)
 Net realized gain..................................       (0.03)        (0.03)      (0.04)      --         (0.03)       --
                                                          ------       -------     -------     ------     -------    --------
Total dividends and distributions...................       (0.61)        (1.25)      (1.25)     (1.21)      (1.29)      (1.12)
                                                          ------       -------     -------     ------     -------    --------
Anti-dilutive effect of acquiring treasury shares ..        --            0.01        0.04       0.08        0.06        --
                                                          ------       -------     -------     ------     -------    --------
Offering costs charged against capital..............        --            --          --         --          --         (0.14)
                                                          ------       -------     -------     ------     -------    --------
Net asset value, end of period......................      $15.92       $ 15.91     $ 15.44     $15.33     $ 13.62    $  16.34
                                                          ======       =======     =======     ======     =======    ========
Market value, end of period.........................      $14.75       $14.875     $14.625     $13.75     $11.875    $ 15.875
                                                          ======       =======     =======     ======     =======    ========
TOTAL INVESTMENT RETURN+............................        2.38%(1)      8.84%      14.27%     24.77%     (19.30)%     11.41%

RATIOS TO AVERAGE NET ASSETS OF COMMON
 SHAREHOLDERS:
Total expenses......................................        0.71%(2)      0.70%(3)    0.69%(3)   0.72%(3)    0.75%       0.71%
Net investment income before preferred stock
 dividends..........................................        7.39%(2)      7.68%       7.73%      8.05%       8.06%       7.95%
Preferred stock dividends...........................        1.45%(2)      1.47%       1.41%      1.53%       1.43%       1.35%
Net investment income available to common
 shareholders.......................................        5.94%(2)      6.21%       6.32%      6.52%       6.63%       6.60%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............    $741,446      $742,504    $734,799   $752,840    $752,680    $924,910
Asset coverage on preferred shares at end of
 period.............................................         355%          356%        353%       361%        311%        330%
Portfolio turnover rate.............................           1%(1)         2%         --          1%          2%          4%

------------
* The per share amounts were computed using an average number of shares outstanding during the period.
+ Total investment return is based upon the current market value on last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1)    Not annualized.
(2)    Annualized.
(3)    Does not reflect the effect of the expense offset of 0.01%.

                      SEE NOTES TO FINANCIAL STATEMENTS

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
















































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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.




INTERCAPITAL
QUALITY
MUNICIPAL
INCOME
TRUST




SEMIANNUAL REPORT
APRIL 30, 1997